Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
At January 1, 2020	1,223,451	198,571	75,624	247,213	1,744,859

New loans	630,000	—	25,703	263,827	919,530
Scheduled repayments	(88,989)	—	(34,492)	(371,021)	(494,502)
Early repayments	(905,000)	(1,000)	—	—	(906,000)
Other changes	(2,602)	708	—	—	(1,894)
Translation differences	—	—	86	11,334	11,420
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
At January 1, 2021	856,860	198,279	66,921	151,353	1,273,413

New loans	937,825	200,000	24,729	371,755	1,534,309
Scheduled repayments	(27,232)	—	(52,550)	(316,069)	(395,851)
Early repayments	(567,000)	(131,800)		—	(698,800)

Other changes	4,695	(2,559)	—	—	2,136
Translation differences	—	—	(49)	(2,978)	(3,027)
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180

More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
Balance at December 31, 2021	1,205,148	263,920	39,051	204,061	1,712,180
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2020
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,055,139	1,191,925	55,079	474,687	662,159
Other borrowings (Note 16)	151,353	180,865	61,320	119,545	—
Lease liabilities (Note 16)	66,921	70,245	47,976	22,150	119
Current trade and other payables * (Note 18)	71,958	71,958	71,958	—	—
	1,345,371	1,514,993	236,333	616,382	662,278

Derivative financial liabilities
Interest rate swaps (Note 18)	6,385	8,601	2,194	6,406	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	6,385	8,601	2,194	6,406	—

	Contractual cash flows December 31, 2021
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,469,068	1,667,567	145,175	1,413,221	109,172
Other borrowings (Note 16)	204,061	223,550	126,672	96,878	—
Lease liabilities (Note 16)	39,051	41,125	23,464	17,585	77
Current trade and other payables * (Note 18)	76,319	76,319	76,319	—	—
	1,788,499	2,008,562	371,629	1,527,684	109,249

Derivative financial liabilities
Interest rate swaps (Note 18)	2,987	6,505	2,397	4,108	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	2,987	6,505	2,397	4,108	—
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2021			December 31, 2020
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels Revolving loan 750M*	USD	LIBOR + 1.95%	2022	8,474	—	(231)	45,958	—	(871)
Secured vessels Revolving loan 409.5M*	USD	LIBOR + 2.25%	2023	125,880	65,000	64,544	175,605	65,000	63,997
Secured vessels loan 27.1M	USD	LIBOR + 1.95%	2029	25,102	25,102	25,102	25,554	25,554	25,554
Secured vessels loan 81.4M	USD	LIBOR + 1.50%	2029	50,883	50,883	49,454	57,667	57,667	55,918
Secured vessels loan 69.4M	USD	LIBOR + 2.0%	2030	54,379	54,379	54,379	59,007	59,007	59,007
Secured vessels loan 104.2M	USD	LIBOR + 2.0%	2030	75,928	75,928	75,071	84,606	84,606	83,562
Secured vessels Revolving loan 200.0M*	USD	LIBOR + 2.0%	2025	123,032	55,000	54,245	148,688	55,000	53,876
Secured vessels Revolving loan 100.0M*	USD	LIBOR + 2.10%	2021	—	—	—	100,000	—	(479)
Secured vessels Revolving loan 700.0M*	USD	LIBOR + 1.95%	2026	602,320	370,000	364,987	651,160	345,000	338,765
Secured vessels Revolving loan 713.0M*	USD	LIBOR + 2.35%	2026	649,695	524,135	518,568	469,000	185,000	177,529
Secured vessels loan 73.45M	USD	LIBOR + 1.80%	2028	—	—	(508)	—	—	—
Unsecured Revolving loan 80M	EUR	LIBOR + 1.50%	2026	100,000	—	(463)	—	—	—
Total interest-bearing bank loans				1,815,693	1,220,428	1,205,148	1,817,246	876,834	856,860
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2021			December 31, 2020
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	67,200	67,200	67,025	200,000	199,000	198,279
Unsecured notes	USD	6.25%	2026	200,000	200,000	196,895	—	—	—
Total other notes				267,200	267,200	263,920	200,000	199,000	198,279

Schedule of future lease payments for leaseback agreement	The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020

Less than one year	22,667	22,667
Between one and five years	33,878	56,545
Total future lease payables	56,545	79,211

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020
Less than 1 year	24,828	49,218
Between 1 and 5 years	8,708	14,714
Total future lease payments	33,535	63,932

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2020	1,223,451	198,571	247,213	75,624	1,941,697	(4,284)	(45,616)	420,058	4,056,714

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	630,000	—	—	—	—	—	—	—	630,000
Proceeds from issue of other borrowings (Note 16)	—	—	263,827	—	—	—	—	—	263,827
Purchase treasury shares (Note 14)	—	—	—	—	—	—	(118,488)	—	(118,488)
Repayment of sale and leaseback agreement (Note 16)	—	—	(22,853)	—	—	—	—	—	(22,853)
Transaction costs related to loans and borrowings (Note 16)	(8,083)	—	—	—	—	—	—	—	(8,083)
Repayment of borrowings (Note 16)	(993,989)	(1,000)	—	—	—	—	—	—	(994,989)
Repayment of commercial paper (Note 16)	—	—	(359,295)	—	—	—	—	—	(359,295)
Repayment of lease liabilities (Note 16)	—	—	—	(37,779)	—	—	—	—	(37,779)
Dividend paid	—	—	—	—	—	—	—	(352,041)	(352,041)
Total changes from financing cash flows	(372,072)	(1,000)	(118,321)	(37,779)	—	—	(118,488)	(352,041)	(999,701)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	5,481	787	—	—	—	—	—	—	6,268
Amortization of above par issuance (Note 16)	—	(175)	—	—	—	—	—	—	(175)
Amortization of below par issuance (Note 16)	—	96	—	—	—	—	—	—	96
New leases (Note 16)	—	—	—	25,703	—	—	—	—	25,703
Interest expense (Note 6)	—	—	11,127	3,287	—	—	—	—	14,414
Translation differences (Note 16)	—	—	11,334	86	—	—	—	—	11,420
Total liability-related other changes	5,481	708	22,461	29,076	—	—	—	—	57,726

Total equity-related other changes (Note 14)	—	—	—	—	—	(2,237)	—	472,697	470,460

Balance at December 31, 2020	856,860	198,279	151,353	66,921	1,941,697	(6,521)	(164,104)	540,714	3,585,199

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2021	856,860	198,279	151,353	66,921	1,941,697	(6,521)	(164,104)	540,714	3,585,199

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	937,825	200,000	—	—	—	—	—	—	1,137,825
Proceeds from issue of other borrowings (Note 16)	—	—	371,755	—	—	—	—	—	371,755
Repayment of sale and leaseback liability (Note 16)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 16)	(1,122)	(3,300)	—	—	—	—	—	—	(4,422)
Repayment of borrowings (Note 16)	(594,232)	(131,800)	—	—	—	—	—	—	(726,032)
Repayment of commercial paper (Note 16)	—	—	(303,426)	—	—	—	—	—	(303,426)
Repayment of lease liabilities (Note 16)	—	—	—	(54,928)	—	—	—	—	(54,928)
Dividend paid	—	—	—	—	—	—	—	(24,212)	(24,212)
Total changes from financing cash flows	342,471	64,900	45,662	(54,928)	—	—	—	(24,212)	373,893

Other changes
Liability-related
Amortization of transaction costs (Note 16)	5,817	887	—	—	—	—	—	—	6,704
Amortization of above par issuance (Note 16)	—	(174)	—	—	—	—	—	—	(174)
Amortization of below par issuance (Note 16)	—	28	—	—	—	—	—	—	28
New leases (Note 16)	—	—	—	24,729	—	—	—	—	24,729
Interest expense (Note 6)	—	—	10,024	2,378	—	—	—	—	12,402
Translation differences (Note 16)	—	—	(2,978)	(49)	—	—	—	—	(3,027)
Total liability-related other changes	5,817	741	7,046	27,058	—	—	—	—	40,662

Total equity-related other changes (Note 14)	—	—	—	—	—	9,370	—	(336,362)	(326,992)

Balance at December 31, 2021	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762